- Revenue from External Customers by Geographic Areas (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Segment Reporting Information [Line Items]
Total Revenue	$ 1,309	$ 2,160	$ 3,335
Total Revenue Rate	100.00%	100.00%	100.00%
North America
Segment Reporting Information [Line Items]
Total Revenue	$ 718	$ 952	$ 991
Total Revenue Rate	54.80%	44.00%	29.60%
North America | Canada
Segment Reporting Information [Line Items]
Total Revenue	$ 146	$ 238	$ 216
Total Revenue Rate	11.10%	11.00%	6.40%
North America | United States
Segment Reporting Information [Line Items]
Total Revenue	$ 572	$ 714	$ 775
Total Revenue Rate	43.70%	33.00%	23.20%
EMEA
Segment Reporting Information [Line Items]
Total Revenue	$ 425	$ 816	$ 1,431
Total Revenue Rate	32.40%	37.80%	43.00%
EMEA | United Kingdom
Segment Reporting Information [Line Items]
Total Revenue	$ 113	$ 195	$ 292
Total Revenue Rate	8.60%	9.00%	8.80%
EMEA | Other Countries
Segment Reporting Information [Line Items]
Total Revenue	$ 312	$ 621	$ 1,139
Total Revenue Rate	23.80%	28.80%	34.20%
Latin America
Segment Reporting Information [Line Items]
Total Revenue	$ 35	$ 117	$ 380
Total Revenue Rate	2.70%	5.40%	11.40%
Asia Pacific
Segment Reporting Information [Line Items]
Total Revenue	$ 131	$ 275	$ 533
Total Revenue Rate	10.10%	12.80%	16.00%